Expense Example	Feb. 28, 2025 USD ($)
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Westwood Quality Value Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	852
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Westwood Quality Value Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	379
Expense Example, with Redemption, 3 Years	562
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,334
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Westwood Multi-Asset Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,193
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Westwood Multi-Asset Income Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	412
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	942
Expense Example, with Redemption, 10 Years	1,725
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Westwood Alternative Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	1,457
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Westwood Alternative Income Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	409
Expense Example, with Redemption, 3 Years	687
Expense Example, with Redemption, 5 Years	986
Expense Example, with Redemption, 10 Years	1,834
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,111
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	422
Expense Example, with Redemption, 3 Years	672
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	1,713
Institutional Shares [Member] | WESTWOOD QUALITY MIDCAP FUND | WESTWOOD QUALITY MIDCAP FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	793
Expense Example, with Redemption, 5 Years	1,539
Expense Example, with Redemption, 10 Years	3,510
Institutional Shares [Member] | Westwood Quality Smidcap Fund | Westwood Quality Smidcap Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,290
Institutional Shares [Member] | Westwood Quality AllCap Fund | Westwood Quality AllCap Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,150
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	1,258
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	502
Expense Example, with Redemption, 3 Years	746
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	1,763
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund C Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	593
Expense Example, with Redemption, 5 Years	1,029
Expense Example, with Redemption, 10 Years	2,242
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	400
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,499
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund C Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	2,073
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,360
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	534
Expense Example, with Redemption, 3 Years	823
Expense Example, with Redemption, 5 Years	1,132
Expense Example, with Redemption, 10 Years	2,010
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund C Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	215
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	2,480
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	567
Expense Example, with Redemption, 3 Years	917
Expense Example, with Redemption, 5 Years	1,291
Expense Example, with Redemption, 10 Years	2,339
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund C Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	241
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	2,716
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	983
Expense Example, with Redemption, 10 Years	2,178
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	471
Expense Example, with Redemption, 3 Years	912
Expense Example, with Redemption, 5 Years	1,378
Expense Example, with Redemption, 10 Years	2,667
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund F Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	2,153
Ultra Shares [Member] | Westwood Quality Value Fund | Westwood Quality Value Fund Ultra Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	768
Ultra Shares [Member] | Westwood Quality Smidcap Fund | Westwood Quality Smidcap Fund Ultra Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,057
Ultra Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund Ultra Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,130
Ultra Shares [Member] | Westwood Quality AllCap Fund | Westwood Quality AllCap Fund Ultra Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,056
Ultra Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund Ultra Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Ultra Shares [Member] | Westwood Alternative Income Fund | Westwood Alternative Income Fund Ultra Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,296
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	1,280
Westwood Salient Enhanced Midstream Income E T F [Member] | Westwood Salient Enhanced Midstream Income ETF | Westwood Salient Enhanced Midstream Income ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Westwood Salient Enhanced Energy Income E T F [Member] | Westwood Salient Enhanced Energy Income ETF | Westwood Salient Enhanced Energy Income ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,049